Shareholders' Deficit - Preferred Stock (Details) - shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Deficit
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0